Investments in joint ventures (Details Textual)	Dec. 31, 2015	Aug. 12, 2014
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
SRV Joint Gas Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%